MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2021
Investments, Debt and Equity Securities [Abstract]
MARKETABLE SECURITIES

13.	MARKETABLE SECURITIES

Marketable securities held by the Company are listed equity securities considered to be available-for-sale securities.

The cost of sale of available-for-sale marketable securities is calculated on an average cost basis.

A summary of the movements in marketable securities for the years ended December 31, 2021 and December 31, 2020 is presented in the table below:

(in thousands of $)	2021	2020
Balance at the beginning of the year	2,639	3,642
Repurchase of marketable securities pledged to creditors	5,836	7,323
Marketable securities acquired	357	—
Proceeds from sale of marketable securities	(14,074)	—
Gain on sale of marketable securities	7,881	—
Unrealized loss on marketable securities held at period end	(204)	(2,491)
Marketable securities pledged to creditors	—	(5,835)
Balance at the end of the year	2,435	2,639

Avance Gas
As of December 31, 2021, 2020 and 2019, the Company held 442,384 shares in Avance Gas. In the year ended December 31, 2021, the Company recognized an unrealized loss of $0.4 million (2020: loss of $0.4 million, 2019: gain of $1.9 million) in relation to the shares held in Avance Gas in the Statement of Operations.

SFL
As of December 31, 2021, 2020 and 2019, the Company held 73,165 shares in SFL. In the year ended December 31, 2021, the Company recognized an unrealized gain of $0.1 million (2020: loss of $0.6 million, 2019: gain of $0.3 million) in relation to the shares held in SFL in the Statement of Operations.

Golden Ocean
As of December 31, 2021, the Company held 10,299 (2020 and 2019: 1,270,657) shares in Golden Ocean, none (2020 and 2019: 1,260,358) of which were held as marketable securities pledged to creditors.

As of December 31, 2020, the Company had entered into a forward contract to repurchase 1.3 million shares of Golden Ocean in March 2021 for $6.2 million. The transaction was accounted for as a secured borrowing, with the shares retained in marketable securities pledged to creditors and a liability recorded within short-term debt for $6.3 million as of December 31, 2020, after adjusting for the effect of foreign exchange.

In March 2021, the Company repurchased the shares and subsequently sold them for proceeds of $9.8 million. Simultaneously, the Company entered into a forward contract to repurchase 1.3 million shares in Golden Ocean in June 2021 for $9.8 million and received net cash proceeds of $3.6 million in connection therewith, after adjustment for foreign exchange differences. The net cash proceeds were treated as a drawdown of debt in the Condensed Consolidated Statement of Cash Flows.

In June 2021, the Company repurchased the shares and subsequently sold them for proceeds of $13.4 million. The repurchase of the shares for $9.8 million was treated as a settlement of debt in the Condensed Consolidated Statement of Cash Flows.

In the year ended December 31, 2021 the Company recognized a gain on marketable securities sold of $7.6 million in relation to the Golden Ocean shares previously held as marketable securities pledged to creditors.

In April 2021, the Company purchased 55,959 Golden Ocean shares in connection with the exercise of subscription rights in the subsequent offering for $0.4 million. In June 2021, the Company sold these shares for proceeds of $0.7 million, resulting in a gain on marketable securities sold of $0.3 million in the year ended December 31, 2021.
In the year ended December 31, 2021, the Company recognized an unrealized gain of $0.1 million (2020: loss of $1.5 million, 2019: loss of $0.4 million) in relation to the shares still held in Golden Ocean in the Statement of Operations.